SEC. File Nos. 002-86838

811-03857

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 80

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 80

__________________

AMERICAN FUNDS INSURANCE SERIES

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

__________________

Steven I. Koszalka, Secretary

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

__________________

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, California 90071-3132

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on November 30, 2017, pursuant to paragraph (a) of Rule 485.

American Funds Insurance Series® Prospectus Class P1 shares [November 30], 2017

Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

Summaries: Managed Risk Growth Fund 1 Managed Risk International Fund 6 Managed Risk Blue Chip Income and Growth Fund 11 Managed Risk Growth-Income Fund 16 Managed Risk Asset Allocation Fund 21

Investment objectives, strategies and risks 27

Information regarding the underlying funds 51

Management and organization 52

Purchases and redemptions of shares 54

Plan of distribution 56

Fund expenses 56

Investment results 56

Distributions and taxes 56

Financial highlights 57

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	x.xx%
Distribution fees	None
Other expenses[1]	x.xx
Acquired (underlying) fund fees and expenses	x.xx
Total annual fund operating expenses	x.xx
Fee waiver and/or expense reimbursement[2]	x.xx
Total annual fund operating expenses after fee waiver and/or expense reimbursement	x.xx
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least [November 30], 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds — the American Funds Insurance Series – Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) — while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Growth Fund, the investment objective of which is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

American Funds Insurance Series - Managed Risk Funds / Prospectus 1

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds Insurance Series - Managed Risk Funds / Prospectus 2

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series - Managed Risk Funds / Prospectus 3

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth Funds Index and the Lipper Capital Appreciation Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

[Bar chart to be updated to include nine months returns]

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	2.89%	5.62%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.66	11.36
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.06	10.32

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series - Managed Risk Funds / Prospectus 4

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	4 years	Partner – Capital World Investors
James R. Mulally	4 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	4 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Growth Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth Fund	Primary title with investment adviser
Mark L. Casey	Less than 1 year	Partner – Capital World Investors
Michael T. Kerr	12 years	Partner – Capital World Investors
Ronald B. Morrow	14 years	Partner – Capital World Investors
Andraz Razen	4 years	Partner – Capital World Investors
Martin Romo	1 year	Partner – Capital World Investors
Alan J. Wilson	3 years	Partner – Capital World Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	1 year	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series - Managed Risk Funds / Prospectus 5

Managed Risk International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	x.xx%
Distribution fees	None
Other expenses[1]	x.xx
Acquired (underlying) fund fees and expenses	x.xx
Total annual fund operating expenses	x.xx
Fee waiver and/or expense reimbursement[2]	x.xx
Total annual fund operating expenses after fee waiver and/or expense reimbursement	x.xx
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least [November 30], 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds — the American Funds Insurance Series – International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) — while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the International Fund, the investment objective of which is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

American Funds Insurance Series - Managed Risk Funds / Prospectus 6

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds Insurance Series - Managed Risk Funds / Prospectus 7

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series - Managed Risk Funds / Prospectus 8

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate and the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

[Bar chart to be updated to include nine months returns]

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	–2.59%	–1.54%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	0.65
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.43	0.04
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–3.17	–0.23
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	1.70	2.28

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series - Managed Risk Funds / Prospectus 9

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	4 years	Partner – Capital World Investors
James R. Mulally	4 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	4 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the International Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the International fund	Primary title with investment adviser
Sung Lee Vice President	11 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	8 years	Partner – Capital Research Global Investors
Jesper Lyckeus	10 years	Partner – Capital Research Global Investors
Christopher Thomsen	11 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	1 year	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series - Managed Risk Funds / Prospectus 10

Managed Risk Blue Chip Income and Growth Fund

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	x.xx%
Distribution fees	None
Other expenses[1]	x.xx
Acquired (underlying) fund fees and expenses	x.xx
Total annual fund operating expenses	x.xx
Fee waiver and/or expense reimbursement[2]	x.xx
Total annual fund operating expenses after fee waiver and/or expense reimbursement	x.xx
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least [November 30], 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$ xx	$ xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds — the American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks.

Under normal circumstances, the fund invests the other 20% of its assets in the Government Fund and in cash and/or U.S. Treasury futures. The Government Fund’s investment objective is to provide a high level of current income consistent with preservation of capital. The Government Fund normally invests at least 80% of its assets in debt securities that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable

American Funds Insurance Series - Managed Risk Funds / Prospectus 11

in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of

American Funds Insurance Series - Managed Risk Funds / Prospectus 12

the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series - Managed Risk Funds / Prospectus 13

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

[Bar chart to be updated to include nine months returns]

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	13.77%	7.14%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	10.47	8.67

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series - Managed Risk Funds / Prospectus 14

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	4 years	Partner – Capital World Investors
James R. Mulally	4 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	4 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Blue Chip Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Blue Chip Fund	Primary title with investment adviser
Christopher D. Buchbinder	10 years	Partner – Capital Research Global Investors
James B. Lovelace	10 years	Partner – Capital Research Global Investors
James Terrile	5 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Government Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Government Fund	Primary title with investment adviser
David J. Betanzos	2 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	7 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	2 years	Vice President – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series - Managed Risk Funds / Prospectus 15

Managed Risk Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	x.xx%
Distribution fees	None
Other expenses[1]	x.xx
Acquired (underlying) fund fees and expenses	x.xx
Total annual fund operating expenses	x.xx
Fee waiver and/or expense reimbursement[2]	x.xx
Total annual fund operating expenses after fee waiver and/or expense reimbursement	x.xx
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least [November 30], 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds — the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) — while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Growth-Income Fund, which seeks to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities.

American Funds Insurance Series - Managed Risk Funds / Prospectus 16

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

American Funds Insurance Series - Managed Risk Funds / Prospectus 17

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

American Funds Insurance Series - Managed Risk Funds / Prospectus 18

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

[Bar chart to be updated to include nine months returns]

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	6.49%	6.38%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	10.47	8.67

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series - Managed Risk Funds / Prospectus 19

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	4 years	Partner – Capital World Investors
James R. Mulally	4 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	4 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Growth-Income Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth-Income Fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	12 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	12 years	Partner – Capital International Investors
J. Blair Frank	11 years	Partner – Capital Research Global Investors
Claudia P. Huntington	23 years	Partner – Capital Research Global Investors
William L. Robbins	5 years	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	1 year	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital World Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series - Managed Risk Funds / Prospectus 20

Managed Risk Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.28
Acquired (underlying) fund fees and expenses	0.27
Total annual fund operating expenses	0.70
Fee waiver and/or expense reimbursement*	0.05
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least [November 30], 2018, unless modified or terminated by the fund’s board. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$66	$219	$385	$866

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2016, the fund was approximately 65% invested in equity securities, 27% invested in debt securities and 8% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

American Funds Insurance Series - Managed Risk Funds / Prospectus 21

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

American Funds Insurance Series - Managed Risk Funds / Prospectus 22

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

American Funds Insurance Series - Managed Risk Funds / Prospectus 23

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

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Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the underlying fund may invest. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Conservative are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Balanced Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

[Bar chart to be updated to include nine months returns]

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 9/28/12)	7.57%	7.25%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	13.30
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.69
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.31	8.67
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	8.62
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.06	7.84
Lipper Balanced Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.20	7.27

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

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Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Alan N. Berro President	17 years	Partner – Capital World Investors
J. David Carpenter	4 years	Partner – Capital World Investors
David A. Daigle	8 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	10 years	Partner – Capital World Investors
James R. Mulally	11 years	Partner – Capital Fixed Income Investors
John R. Queen	1 year	Vice President – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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Investment objectives, strategies and risks

Managed Risk Growth Fund The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Growth Fund. The investment objective of the Growth Fund is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the Growth Fund focuses on investments in medium to larger capitalization companies, the Growth Fund’s investments are not limited to a particular capitalization size. The Growth Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible funds.

Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly

American Funds Insurance Series - Managed Risk Funds / Prospectus 27

adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the

American Funds Insurance Series - Managed Risk Funds / Prospectus 30

counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in both Lipper indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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Managed Risk International Fund The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the International Fund. The investment objective of the International Fund is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The International Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the International Fund may obtain exposure to equity investments in local markets. Although the International Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

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The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts.

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Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower

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yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation linked bonds may also reduce an

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underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Insurance Series - Managed Risk Funds / Prospectus 36

Managed Risk Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks. Under normal market conditions, the Blue Chip Fund invests at least 90% of its assets in equity securities, and the Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Blue Chip Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the Blue Chip Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index.

Under normal circumstances, the fund invests the other 20% of its assets in the Government Fund and in cash and/or U.S. Treasury futures. The investment objective of the Government Fund is to provide a high level of current income consistent with preservation of capital. Normally, the Government Fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The Government Fund may also invest a significant portion of its assets in mortgage-backed securities (including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls). Although the Government Fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Government Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The Government Fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the Government Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Government Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Government Fund.

Among other derivative instrument types, the Government Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Government Fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a

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futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are

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triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding

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taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the fund.

Portfolio turnover — An underlying fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect an underlying fund’s returns to shareholders.

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Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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Managed Risk Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Growth-Income Fund. The investment objectives of the Growth-Income Fund are to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

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The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts.

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Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The

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fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared

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bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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Managed Risk Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2016, the fund was approximately 65% invested in equity securities, 27% invested in debt securities and 8% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The underlying fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The underlying fund may invest in a derivative only if, in the opinion of its investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the underlying fund.

Among other derivative instrument types, the underlying fund may invest in futures contracts and interest rate swaps in order to seek to manage the underlying fund’s sensitivity to interest rates. As described in further detail below, a futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in

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depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries;

American Funds Insurance Series - Managed Risk Funds / Prospectus 48

overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in

American Funds Insurance Series - Managed Risk Funds / Prospectus 49

implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund or the underlying fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund or the underlying fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund or the underlying fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund or the underlying fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. To the extent the underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, the underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if the underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Information regarding the underlying funds For additional and more current information regarding the underlying funds, investors should read the current prospectus of the applicable underlying funds. Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2016.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

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Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the subadviser to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to the funds with respect to the management of the funds’ managed risk strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro President	Investment professional for 31 years in total; 26 years with Capital Research and Management Company or affiliate	4 years	Serves as a portfolio manager
James R. Mulally	Investment professional for 41 years in total; 37 years with Capital Research and Management Company or affiliate	4 years	Serves as a portfolio manager

The table below shows the investment experience and role in management for the subadviser’s investment professional primarily responsible for the management of the funds’ managed risk strategies.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Adam Schenck	Investment professional for 12 years, all with Milliman Financial Risk Management LLC or affiliate	4 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

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Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

·	purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;
·	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
·	purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and
·	systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

American Funds Insurance Series - Managed Risk Funds / Prospectus 54

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

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Plan of distribution The Series has adopted a plan of distribution for Class P1 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class P1 shares; however, the Series’ board of trustees has not authorized any payments under the plan.

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying fund(s). Accordingly, fees and expenses of the underlying fund(s) reflect current expenses of the Class 1 shares of the underlying fund(s). The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

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Financial highlights The Financial Highlights table is intended to help you understand a fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

TO BE UPDATED TO INCLUDE 6-MONTHS FINANCIALS

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth Fund
Class P1:
12/31/16	$11.49	$.08	$ .20	$ .28	$(.05)	$(1.01)	$(1.06)	$10.71	2.89%[4]	$ 1	.50%[4]	.34%[4]	.68%[4]	.79%[4]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06[4]	—[5]	.53[4]	.29[4]	.63[4]	.80[4]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18[4]	—[5]	.50[4]	.32[4]	.65[4]	2.71[4]
12/31/13[6,7]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05[4,8]	—[5]	.88[4,9]	.25[4,9]	.58[4,9]	1.64[4,9]
Class P2:
12/31/16	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79		.63	.97	.43
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71	146.89		.66	1.00	.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77	79.87		.69	1.02	1.01
12/31/13[6,7]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94[4,8]	28	1.05[4,9]	.52[4,9]	.85[4,9]	1.69[4,9]
Managed Risk International Fund
Class P1:
12/31/16	$ 9.48	$.10	$(.35)	$(.25)	$(.12)	$(.22)	$(.34)	$8.89	(2.59)%[4]	$ —[5]	.39%[4]	.23%[4]	.74%[4]	1.15%[4]
12/31/15	10.10	.18	(.80)	(.62)	—[10]	—	—[10]	9.48	(6.12)[4]	—[5]	.45[4]	.21[4]	.72[4]	1.75[4]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[4]	—[5]	.50[4]	.25[4]	.76[4]	1.33[4]
12/31/13[6,7]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08[4,8]	—[5]	1.05[4,9]	.23[4,9]	.73[4,9]	1.92[4,9]
Class P2:
12/31/16	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79		.63	1.14	.97
12/31/15	10.09	.13	(.79)	(.66)	—[10]	—	—[10]	9.43	(6.52)	83.90		.66	1.17	1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46.91		.67	1.18	1.51
12/31/13[6,7]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99[4,8]	17	1.19[4,9]	.44[4,9]	.94[4,9]	2.66[4,9]
Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/16	$10.80	$.20	$ 1.25	$ 1.45	$(.21)	$(.37)	$(.58)	$11.67	13.77%[4]	$ —[5]	.43%[4]	.27%[4]	.67%[4]	1.83%[4]
12/31/15	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[4]	—[5]	.50[4]	.27[4]	.66[4]	1.64[4]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58[4]	—[5]	.50[4]	.31[4]	.70[4]	3.43[4]
12/31/13[6,7]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16[4,8]	—[5]	.84[4,9]	.24[4,9]	.64[4,9]	2.80[4,9]
Class P2:
12/31/16	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79		.63	1.03	2.04
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137.89		.66	1.05	1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98.88		.69	1.08	4.27
12/31/13[6,7]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05[4,8]	26	1.04[4,9]	.54[4,9]	.94[4,9]	3.91[4,9]

American Funds Insurance Series - Managed Risk Funds / Prospectus 57

Managed Risk Growth-Income Fund
Class P1:
12/31/16	$11.25	$ .16	$ .52	$ .68	$(.16)	$(.70)	$(.86)	$11.07	6.49%[4]	$ 1	.52%[4]	.36%[4]	.64%[4]	1.46%[4]
12/31/15	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[4]	1	.56[4]	.31[4]	.59[4]	2.17[4]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85[4]	—[5]	.45[4]	.25[4]	.52[4]	2.94[4]
12/31/13[6,7]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15[4,8]	—[5]	.92[4,9]	.23[4,9]	.50[4,9]	2.01[4,9]
Class P2:
12/31/16	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63	.91	1.13
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66	.94	1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76.87		.69	.96	1.38
12/31/13[6,7]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04[4,8]	24	1.09[4,9]	.50[4,9]	.77[4,9]	2.73[4,9]
Managed Risk Asset Allocation Fund
Class P1:
12/31/16	$11.72	$.19	$ .67	$ .86	$(.19)	$(.37)	$(.56)	$12.02	7.57%	$1,217.43%		.38%	.66%	1.65%
12/31/15	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712.54		.40	.68	2.06
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277.53		.48	.76	1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82[4]	112	.55[4]	.47[4]	.75[4]	2.37[4]
12/31/12[6,11]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24[4,8]	—[5]	.15[4,9]	.07[4,9]	.37[4,9]	1.72[4,9]
Class P2:
12/31/16	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68		.63	.91	1.20
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953.79		.66	.94	1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780.79		.73	1.01	1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58[4]	795	.80[4]	.73[4]	1.01[4]	2.43[4]
12/31/12[6,11]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21[4,8]	—[5]	.24[4,9]	.11[4,9]	.41[4,9]	2.38[4,9]

	Period ended December 31
Portfolio turnover rate for all share classes	2016	2015	2014	2013	2012
Managed Risk Growth Fund	15%	16%	22%	10%[7,8]
Managed Risk International Fund	26	15	22	6[7,8]
Managed Risk Blue Chip Income and Growth Fund	9	20	22	3[7,8]
Managed Risk Growth-Income Fund	14	11	28	2[7,8]
Managed Risk Asset Allocation Fund	3	3	3	3	—[8,11,12]

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements by Capital Research and Management Company. Capital Research and Management Company waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.
[3]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[12]	Amount less than 1%.

American Funds Insurance Series - Managed Risk Funds / Prospectus 58

Notes

American Funds Insurance Series - Managed Risk Funds / Prospectus 59

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP1PRX-998-1117P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class P2 shares [November 30], 2017

Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

Summaries: Managed Risk Growth Fund 1 Managed Risk International Fund 6 Managed Risk Blue Chip Income and Growth Fund 11 Managed Risk Growth-Income Fund 16 Managed Risk Asset Allocation Fund 21

Investment objectives, strategies and risks 27

Information regarding the underlying funds 52

Management and organization 53

Purchases and redemptions of shares 55

Plan of distribution 57

Fund expenses 57

Investment results 57

Distributions and taxes 57

Financial highlights 58

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	x.xx%
Distribution fees	x.xx
Other expenses	x.xx
Acquired (underlying) fund fees and expenses	x.xx
Total annual fund operating expenses	x.xx
Fee waiver and/or expense reimbursement*	x.xx
Total annual fund operating expenses after fee waiver and/or expense reimbursement	x.xx

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least [November 30], 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds —, the American Funds Insurance Series Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) — while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Growth Fund, the investment objective of which is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series - Managed Risk Funds / Prospectus 1

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

American Funds Insurance Series - Managed Risk Funds / Prospectus 2

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series - Managed Risk Funds / Prospectus 3

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth Funds Index and the Lipper Capital Appreciation Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

[Bar chart to be updated to include nine months returns]

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	2.52%	5.28%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.66	11.36
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.06	10.32

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series - Managed Risk Funds / Prospectus 4

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	4 years	Partner – Capital World Investors
James R. Mulally	4 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	4 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Growth Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth Fund	Primary title with investment adviser
Mark L. Casey	Less than 1 year	Partner – Capital World Investors
Michael T. Kerr	12 years	Partner – Capital World Investors
Ronald B. Morrow	14 years	Partner – Capital World Investors
Andraz Razen	4 years	Partner – Capital World Investors
Martin Romo	1 year	Partner – Capital World Investors
Alan J. Wilson	3 years	Partner – Capital World Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	1 year	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series - Managed Risk Funds / Prospectus 5

Managed Risk International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	x.xx%
Distribution fees	x.xx
Other expenses	x.xx
Acquired (underlying) fund fees and expenses	x.xx
Total annual fund operating expenses	x.xx
Fee waiver and/or expense reimbursement*	x.xx
Total annual fund operating expenses after fee waiver and/or expense reimbursement	x.xx

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least [November 30], 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) — while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the International Fund,the investment objective of which is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series - Managed Risk Funds / Prospectus 6

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

American Funds Insurance Series - Managed Risk Funds / Prospectus 7

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series - Managed Risk Funds / Prospectus 8

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate and the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

[Bar chart to be updated to include nine months returns]

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	–3.05%	–1.91%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	0.65
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.43	0.04
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–3.17	–0.23
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	1.70	2.28

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series - Managed Risk Funds / Prospectus 9

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	4 years	Partner – Capital World Investors
James R. Mulally	4 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	4 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the International Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the International Fund	Primary title with investment adviser
Sung Lee Vice President	11 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	8 years	Partner – Capital Research Global Investors
Jesper Lyckeus	10 years	Partner – Capital Research Global Investors
Christopher Thomsen	11 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	1 year	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series - Managed Risk Funds / Prospectus 10

Managed Risk Blue Chip Income and Growth Fund

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	x.xx%
Distribution fees	x.xx
Other expenses	x.xx
Acquired (underlying) fund fees and expenses	x.xx
Total annual fund operating expenses	x.xx
Fee waiver and/or expense reimbursement*	x.xx
Total annual fund operating expenses after fee waiver and/or expense reimbursement	x.xx

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least [November 30], 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks.

Under normal circumstances, the fund invests the other 20% of its assets in the Government Fund and in cash and/or U.S. Treasury futures. The Government Fund’s investment objective is to provide a high level of current income consistent with preservation of capital. The Government Fund normally invests at least 80% of its assets in debt securities that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series - Managed Risk Funds / Prospectus 11

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fundd and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

American Funds Insurance Series - Managed Risk Funds / Prospectus 12

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These

American Funds Insurance Series - Managed Risk Funds / Prospectus 13

securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

[Bar chart to be updated to include nine months returns]

American Funds Insurance Series - Managed Risk Funds / Prospectus 14

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	13.39%	6.77%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	10.47	8.67

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	4 years	Partner – Capital World Investors
James R. Mulally	4 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	4 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Blue Chip Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Blue Chip Fund	Primary title with investment adviser
Christopher D. Buchbinder	10 years	Partner – Capital Research Global Investors
James B. Lovelace	10 years	Partner – Capital Research Global Investors
James Terrile	5 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Government Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Government Fund	Primary title with investment adviser
David J. Betanzos	2 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	7 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	2 years	Vice President – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series - Managed Risk Funds / Prospectus 15

Managed Risk Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	x.xx%
Distribution fees	x.xx
Other expenses	x.xx
Acquired (underlying) fund fees and expenses	x.xx
Total annual fund operating expenses	x.xx
Fee waiver and/or expense reimbursement*	x.xx
Total annual fund operating expenses after fee waiver and/or expense reimbursement	x.xx

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least [November 30], 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) — while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Growth-Income Fund , which seeks to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities.

American Funds Insurance Series - Managed Risk Funds / Prospectus 16

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

American Funds Insurance Series - Managed Risk Funds / Prospectus 17

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series - Managed Risk Funds / Prospectus 18

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

[Bar chart to be updated to include nine months returns]

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	6.08%	6.00%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	10.47	8.67

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series - Managed Risk Funds / Prospectus 19

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	4 years	Partner – Capital World Investors
James R. Mulally	4 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	4 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Growth-Income Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth-Income Fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	12 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	12 years	Partner – Capital International Investors
J. Blair Frank	11 years	Partner – Capital Research Global Investors
Claudia P. Huntington	23 years	Partner – Capital Research Global Investors
William L. Robbins	5 years	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	1 year	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital World Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series - Managed Risk Funds / Prospectus 20

Managed Risk Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.28
Acquired (underlying) fund fees and expenses	0.27
Total annual fund operating expenses	0.95
Fee waiver and/or expense reimbursement*	0.05
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least [November 30], 2018, unless modified or terminated by the fund’s board. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$92	$298	$521	$1,162

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2016, the fund was approximately 65% invested in equity securities, 27% invested in debt securities and 8% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

American Funds Insurance Series - Managed Risk Funds / Prospectus 21

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

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Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

American Funds Insurance Series - Managed Risk Funds / Prospectus 23

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series - Managed Risk Funds / Prospectus 24

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the underlying fund may invest. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Conservative are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Balanced Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

[Bar chart to be updated to include nine months returns]

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 9/28/12)	7.27%	6.98%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	13.30
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.69
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.31	8.67
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	8.62
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.06	7.84
Lipper Balanced Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.20	7.27

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

American Funds Insurance Series - Managed Risk Funds / Prospectus 25

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Alan N. Berro President	17 years	Partner – Capital World Investors
J. David Carpenter	4 years	Partner – Capital World Investors
David A. Daigle	8 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	10 years	Partner – Capital World Investors
James R. Mulally	11 years	Partner – Capital Fixed Income Investors
John R. Queen	1 year	Vice President – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series - Managed Risk Funds / Prospectus 26

Investment objectives, strategies and risks

Managed Risk Growth Fund The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series — Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Growth Fund. The investment objective of the Growth Fund is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the Growth Fund focuses on investments in medium to larger capitalization companies, the Growth Fund’s investments are not limited to a particular capitalization size. The Growth Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible funds.

Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly

American Funds Insurance Series - Managed Risk Funds / Prospectus 27

adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the

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counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in both Lipper indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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Managed Risk International Fund The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series — International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the International Fund. The investment objective of the International Fund is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The International Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the International Fund may obtain exposure to equity investments in local markets. Although the International Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

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The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

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Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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Managed Risk Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series — Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks. Under normal market conditions, the Blue Chip Fund invests at least 90% of its assets in equity securities, and the Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Blue Chip Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the Blue Chip Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index.

Under normal circumstances, the fund invests the other 20% of its assets in the Government Fund and in cash and/or U.S. Treasury futures. The investment objective of the Government Fund is to provide a high level of current income consistent with preservation of capital. Normally, the Government Fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The Government Fund may also invest a significant portion of its assets in mortgage-backed securities (including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls). Although the Government Fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Government Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The Government Fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the Government Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Government Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Government Fund.

Among other derivative instrument types, the Government Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Government Fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

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The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the fund.

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Portfolio turnover — An underlying fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect an underlying fund’s returns to shareholders.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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Managed Risk Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series — Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally invests 80% of its assets in the Growth-Income Fund. The investment objectives of the Growth-Income Fund are to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

Under normal circumstances, the fund invests the other 20% of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

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The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The

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fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared

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bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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Managed Risk Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2016, the fund was approximately 65% invested in equity securities, 27% invested in debt securities and 8% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The underlying fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The underlying fund may invest in a derivative only if, in the opinion of its investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the underlying fund.

Among other derivative instrument types, the underlying fund may invest in futures contracts and interest rate swaps in order to seek to manage the underlying fund’s sensitivity to interest rates. As described in further detail below, a futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in

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depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries;

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overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the subadviser in

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implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund or the underlying fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund or the underlying fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund or the underlying fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund or the underlying fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. To the extent the underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, the underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if the underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Information regarding the underlying funds For additional and more current information regarding the underlying funds, investors should read the current prospectus of the applicable underlying funds. Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2016.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

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Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the subadviser to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to the funds with respect to the management of the funds’ managed risk strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro President	Investment professional for 31 years in total; 26 years with Capital Research and Management Company or affiliate	4 years	Serves as a portfolio manager
James R. Mulally	Investment professional for 41 years in total; 37 years with Capital Research and Management Company or affiliate	4 years	Serves as a portfolio manager

The table below shows the investment experience and role in management for the subadviser’s investment professional primarily responsible for the management of the funds’ managed risk strategies.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Adam Schenck	Investment professional for 12 years, all with Milliman Financial Risk Management LLC or affiliate	4 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series - Managed Risk Funds / Prospectus 54

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

·	purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;
·	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
·	purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and
·	systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

American Funds Insurance Series - Managed Risk Funds / Prospectus 55

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

American Funds Insurance Series - Managed Risk Funds / Prospectus 56

Plan of distribution The Series has adopted a plan of distribution for Class P2 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .50%, and the Series’ board of trustees has authorized payments of .25% for Class P2 shares. The distribution fees expected to be paid by each fund, as a percentage of average net assets, are indicated in this prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class P2 shares.

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying fund(s). Accordingly, fees and expenses of the underlying fund(s) reflect current expenses of the Class 1 shares of the underlying fund(s). The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series - Managed Risk Funds / Prospectus 57

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

TO BE UPDATED TO INCLUDE 6-MONTHS FINANCIALS

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth Fund
Class P1:
12/31/16	$11.49	$.08	$ .20	$ .28	$(.05)	$(1.01)	$(1.06)	$10.71	2.89%[4]	$ 1	.50%[4]	.34%[4]	.68%[4]	.79%[4]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06[4]	—[5]	.53[4]	.29[4]	.63[4]	.80[4]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18[4]	—[5]	.50[4]	.32[4]	.65[4]	2.71[4]
12/31/13[6,7]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05[4,8]	—[5]	.88[4,9]	.25[4,9]	.58[4,9]	1.64[4,9]
Class P2:
12/31/16	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79		.63	.97	.43
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71	146.89		.66	1.00	.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77	79.87		.69	1.02	1.01
12/31/13[6,7]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94[4,8]	28	1.05[4,9]	.52[4,9]	.85[4,9]	1.69[4,9]
Managed Risk International Fund
Class P1:
12/31/16	$ 9.48	$.10	$(.35)	$(.25)	$(.12)	$(.22)	$(.34)	$8.89	(2.59)%[4]	$ —[5]	.39%[4]	.23%[4]	.74%[4]	1.15%[4]
12/31/15	10.10	.18	(.80)	(.62)	—[10]	—	—[10]	9.48	(6.12)[4]	—[5]	.45[4]	.21[4]	.72[4]	1.75[4]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[4]	—[5]	.50[4]	.25[4]	.76[4]	1.33[4]
12/31/13[6,7]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08[4,8]	—[5]	1.05[4,9]	.23[4,9]	.73[4,9]	1.92[4,9]
Class P2:
12/31/16	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79		.63	1.14	.97
12/31/15	10.09	.13	(.79)	(.66)	—[10]	—	—[10]	9.43	(6.52)	83.90		.66	1.17	1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46.91		.67	1.18	1.51
12/31/13[6,7]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99[4,8]	17	1.19[4,9]	.44[4,9]	.94[4,9]	2.66[4,9]
Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/16	$10.80	$.20	$ 1.25	$ 1.45	$(.21)	$(.37)	$(.58)	$11.67	13.77%[4]	$ —[5]	.43%[4]	.27%[4]	.67%[4]	1.83%[4]
12/31/15	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[4]	—[5]	.50[4]	.27[4]	.66[4]	1.64[4]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58[4]	—[5]	.50[4]	.31[4]	.70[4]	3.43[4]
12/31/13[6,7]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16[4,8]	—[5]	.84[4,9]	.24[4,9]	.64[4,9]	2.80[4,9]
Class P2:
12/31/16	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79		.63	1.03	2.04
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137.89		.66	1.05	1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98.88		.69	1.08	4.27
12/31/13[6,7]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05[4,8]	26	1.04[4,9]	.54[4,9]	.94[4,9]	3.91[4,9]

American Funds Insurance Series - Managed Risk Funds / Prospectus 58

Managed Risk Growth-Income Fund
Class P1:
12/31/16	$11.25	$ .16	$ .52	$ .68	$(.16)	$(.70)	$(.86)	$11.07	6.49%[4]	$ 1	.52%[4]	.36%[4]	.64%[4]	1.46%[4]
12/31/15	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[4]	1	.56[4]	.31[4]	.59[4]	2.17[4]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85[4]	—[5]	.45[4]	.25[4]	.52[4]	2.94[4]
12/31/13[6,7]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15[4,8]	—[5]	.92[4,9]	.23[4,9]	.50[4,9]	2.01[4,9]
Class P2:
12/31/16	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63	.91	1.13
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66	.94	1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76.87		.69	.96	1.38
12/31/13[6,7]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04[4,8]	24	1.09[4,9]	.50[4,9]	.77[4,9]	2.73[4,9]
Managed Risk Asset Allocation Fund
Class P1:
12/31/16	$11.72	$.19	$ .67	$ .86	$(.19)	$(.37)	$(.56)	$12.02	7.57%	$1,217.43%		.38%	.66%	1.65%
12/31/15	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712.54		.40	.68	2.06
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277.53		.48	.76	1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82[4]	112	.55[4]	.47[4]	.75[4]	2.37[4]
12/31/12[6,11]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24[4,8]	—[5]	.15[4,9]	.07[4,9]	.37[4,9]	1.72[4,9]
Class P2:
12/31/16	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68		.63	.91	1.20
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953.79		.66	.94	1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780.79		.73	1.01	1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58[4]	795	.80[4]	.73[4]	1.01[4]	2.43[4]
12/31/12[6,11]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21[4,8]	—[5]	.24[4,9]	.11[4,9]	.41[4,9]	2.38[4,9]

	Period ended December 31
Portfolio turnover rate for all share classes	2016	2015	2014	2013	2012
Managed Risk Growth Fund	15%	16%	22%	10%[7,8]
Managed Risk International Fund	26	15	22	6[7,8]
Managed Risk Blue Chip Income and Growth Fund	9	20	22	3[7,8]
Managed Risk Growth-Income Fund	14	11	28	2[7,8]
Managed Risk Asset Allocation Fund	3	3	3	3	—[8,11,12]

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements by Capital Research and Management Company. Capital Research and Management Company waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.
[3]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[12]	Amount less than 1%.

American Funds Insurance Series - Managed Risk Funds / Prospectus 59

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP2PRX-998-1117P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series®

Part B
Statement of Additional Information

[November 30], 2017

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated [November 30], 2017 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. You may obtain a prospectus for the funds from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class P1 and P2 shares of:
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

Item Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	12
Fund policies	39
Management of the Series	41
Execution of portfolio transactions	63
Disclosure of portfolio holdings	65
Price of shares	67
Taxes and distributions	70
General information	72
Appendix	74

Investment portfolio
Financial statements

American Funds Insurance Series - Managed Risk Funds - Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Managed Risk Growth Fund

·	The fund pursues its investment objective by:
·	investing:

o	80% of its assets in shares of American Funds Insurance Series – Growth Fund (the “Growth Fund”), and

o	20% of its assets in shares of American Funds Insurance Series – Bond Fund (the “Bond Fund”) and in cash and/or U.S. Treasury futures,

·	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.
·	The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.
·	The fund will hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.
·	The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth Fund:

General

·	The Growth Fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

·	The Growth Fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.
·	In determining the domicile of an issuer, the Growth Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series - Managed Risk Funds - Page 2

Debt instruments

·	The Growth Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations (NRSROs) designated by the Growth Fund or unrated but determined to be of equivalent quality by the Growth Fund’s investment adviser. The Growth Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth Fund’s investment policies.

The following limitations and guidelines are applicable to the Bond Fund:

General

·	Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.
·	The Bond Fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.
·	The Bond Fund may not purchase equity securities directly, other than certain convertible securities. The Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

·	For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.
·	The Bond Fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The Bond Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.
·	The Bond Fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).
·	The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

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Investing outside the U.S.

·	The Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.
·	In determining the domicile of an issuer, the Bond Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk International Fund

·	The fund pursues its investment objective by:
·	investing:

o	80% of its assets in shares of American Funds Insurance Series – International Fund (the “International Fund”), and

o	20% of its assets in shares of American Funds Insurance Series – Bond Fund (the “Bond Fund”) and in cash and/or U.S. Treasury futures,

·	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.
·	The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.
·	The fund will also hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.
·	The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the International Fund:

General

·	The International Fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

Debt instruments

·	The International Fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the International Fund’s investment adviser. The International Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s

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Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the International Fund's investment policies.

Investing outside the U.S.

·	In determining the domicile of an issuer, the International Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

The following limitations and guidelines are applicable to the Bond Fund:

General

·	Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.
·	The Bond Fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.
·	The Bond Fund may not purchase equity securities directly, other than certain convertible securities. The Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

·	For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.
·	The Bond Fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The Bond Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.
·	The Bond Fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).
·	The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

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Investing outside the U.S.

·	The Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.
·	In determining the domicile of an issuer, the Bond Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Blue Chip Income and Growth Fund

·	The fund pursues its investment objectives by:
·	investing:

o	80% of its assets in shares of American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”), and

o	20% of its assets in shares of American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”) and in cash and/or U.S. Treasury futures,

·	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.
·	The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.
·	The fund will also hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.
·	The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Blue Chip Fund:

General

·	The Blue Chip Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

·	Normally, the Blue Chip Fund invests at least 80% of its assets in common stocks of “blue chip” companies. For purposes of this investment guideline, the investment adviser currently defines

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“blue chip” companies as larger, more established, dividend-paying companies domiciled in the United States with market capitalizations greater than $4.0 billion. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

·	The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).
·	The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.
·	The Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.
·	The Blue Chip Fund will not invest in private placements of stock of companies.
·	The Blue Chip Fund invests, under normal market conditions, at least 90% of its assets in equity securities.

Investing outside the U.S.

·	The Blue Chip Fund may invest up to 10% of assets in equity securities of larger non-U.S. companies so long as they are listed or traded in the United States.
·	In determining the domicile of an issuer, the Blue Chip Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

The following limitations and guidelines are applicable to the Government Fund:

General

·	Normally, the Government Fund invests at least 80% of its assets in securities guaranteed by the “full faith and credit” pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements. The investment adviser considers these types of investments to be “blue chip” securities.
·	The Government Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Government Fund’s investment policies.

Investing outside the U.S.

·	The Government Fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated and highly liquid.

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·	In determining the domicile of an issuer, the Government Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Growth-Income Fund

·	The fund pursues its investment objectives by:
·	investing:

80% of its assets in shares of American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”), and

o	20% of its assets in shares of American Funds Insurance Series – Bond Fund (the “Bond Fund”) and in cash and/or U.S. Treasury futures,

·	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.
·	The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.
·	The fund will also hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.
·	The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth-Income Fund:

General

·	The Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

·	The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.
·	In determining the domicile of an issuer, the Growth-Income Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

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Debt instruments

·	The Growth-Income Fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Growth-Income Fund's investment adviser. The Growth-Income Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth-Income Fund's investment policies.

The following limitations and guidelines are applicable to the Bond Fund:

General

·	Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.
·	The Bond Fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.
·	The Bond Fund may not purchase equity securities directly, other than certain convertible securities. The Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

·	For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.
·	The Bond Fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The Bond Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.
·	The Bond Fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).
·	The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

Investing outside the U.S.

·	The Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

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·	In determining the domicile of an issuer, the Bond Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Asset Allocation Fund

·	The fund pursues its investment objective by:
·	investing in shares of American Funds Insurance Series – Asset Allocation Fund (the “Asset Allocation Fund”) and in cash and/or U.S. Treasury futures,
·	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.
·	The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.
·	The fund will hold cash, cash equivalents and/or money market fund shares.
·	The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Asset Allocation Fund, the fund’s underlying fund:

General

·	Under normal market conditions, the Asset Allocation Fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments and cash.

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Debt instruments

·	Up to 25% of the Asset Allocation Fund’s debt assets may be invested in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Asset Allocation Fund's investment adviser. The Asset Allocation Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Asset Allocation Fund's investment policies.

Investing outside the U.S.

·	The Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.
·	The Asset Allocation Fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.
·	In determining the domicile of an issuer, the Asset Allocation Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

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Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” which provides information about the funds and the underlying funds.

The fund

The following descriptions of securities and techniques apply to the fund.

Futures — The fund may enter into futures contracts as part of the managed risk strategy. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by

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offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

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Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The gross returns to be exchanged or 'swapped' between the parties are calculated with respect to a notional amount — for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate. The notional amount of the swap agreement is only used to calculate the amount of the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations or rights under a swap agreement will be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, and not the notional amount. For exchange traded swaps, the fund would be under the same obligations to post initial and variation margin and to segregate assets as with exchange traded futures. However, the amount of initial and variation margin is generally set by the exchanges on which the contracts are traded, so the amount of any such margin could be more or less than the amount required for exchange traded futures.

Currently the swaps market is largely an over-the-counter market with swap agreements made directly between two counterparties. The fund does not intend to use over-the-counter swaps. However, current government regulation is intended to move a substantial portion of the market for swaps to an exchange traded swaps market. If, in the judgment of the fund's investment adviser and the subadviser, the exchange traded swaps market becomes similar in depth and substance to that of the exchange traded futures market, the subadviser may use exchange traded swaps to seek to hedge interest rate risk. In such a market the operational aspects and risks of investing in exchange traded swaps will be substantially similar to those of investing in exchange traded futures.

Short positions — The fund may take short positions in exchange-traded futures contracts or other investments to attempt to offset potential declines in the value of securities held by the underlying fund. The subadviser selects individual futures contracts on equity indexes of U.S. markets and markets outside the United States that it believes are correlated to the underlying fund’s equity exposure. A short position in a futures contract is a transaction in which the fund enters into a futures contract or other investment in anticipation that the market price of that futures contract or other investment will decline due to a decline in the underlying index.

If the price of the futures contract or other investment “sold” short increases between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will incur a loss. Since the value of the underlying equity index to a futures contract or other investment could theoretically continually increase the amount of losses are potentially unlimited. If the price of the futures contract or other investment sold declines between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will realize a gain. The successful use of short positions by the fund may be adversely affected by imperfect correlation between the securities of the underlying fund being hedged and the underlying indexes of the futures contracts.

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Cash and cash equivalents — The fund may hold cash or invest in cash equivalents, including shares of money market funds. Cash equivalents also include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less. The fund may hold shares of money market funds in its cash position that are advised by the fund’s investment adviser and/or by an affiliate of the fund’s custodian.

The fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Regulatory considerations — The investment adviser has registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (CPO). As a CPO, the investment adviser has adopted certain policies and procedures and implemented certain operational aspects of the fund in order to be in compliance with CFTC rules and regulations.

The investment adviser has claimed the relief necessary to take advantage of the CFTC’s approach of permitting substituted compliance with SEC rule requirements, which allows the investment adviser to satisfy applicable CFTC rule requirements by complying with certain SEC rule requirements. As a registered CPO, the investment adviser is subject to additional requirements that are not addressed by substituted compliance with SEC rules.

Compliance with these additional registration and regulatory requirements may increase the fund’s expenses.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund and the underlying fund have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to a fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to a fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render a fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational

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damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund, the underlying fund and their investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s or the underlying fund’s third-party service providers (including, but not limited to, a fund’s investment adviser, subadviser, transfer agent, custodian, administrators and other financial intermediaries, as applicable) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund, the underlying fund and their respective shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that a fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as a fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the underlying fund invests, which may cause the underlying fund’s investments in such issuers to lose value.

The underlying funds

The following descriptions of securities and techniques apply to the Growth Fund, the International Fund, the Blue Chip Fund, the Growth-Income Fund, the Bond Fund, the Government Fund and/or the Asset Allocation Fund (collectively, the “underlying funds”). Except where the context indicates otherwise, all references herein to the “underlying fund” apply to each of the underlying funds. However, because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to a fund to the extent such fund is invested in an underlying fund that engages in such a strategy.

Equity securities — The underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the underlying fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the underlying fund may involve large price swings and potential for loss. To the extent the underlying fund invests in income-oriented, equity-type securities, income provided by the underlying fund may be reduced by changes in the

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dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the underlying fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the underlying fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the underlying fund’s ability to value accurately or

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dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a certain fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

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The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might

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relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — The underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. The underlying fund determines relative market capitalizations using U.S. standards. Accordingly, the underlying fund's investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — The underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer the underlying fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the

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underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the underlying fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of

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companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying fund to suffer a loss. The underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Insufficient market information — The underlying fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the underlying fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the underlying fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

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Investing through Stock Connect — The underlying fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the underlying fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and the underlying fund may experience delays in transacting via Stock Connect. The underlying fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Currency transactions — The underlying fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, the underlying fund may enter into forward currency contracts to protect against changes in currency exchange rates. The underlying fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the underlying fund will typically involve the purchase or sale of a currency against the U.S. dollar, the underlying fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the underlying fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the underlying fund’s commitment increases because of changes in exchange rates, the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The underlying fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, the underlying fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Entering into forward currency transactions may change the underlying fund’s exposure to currency exchange rates and could result in losses to the underlying fund if currencies do not perform as expected by the investment adviser. For example, if the investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, that fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and

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losses and could cause the fund or the underlying fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The underlying fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund or an underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund or an underlying fund.

Forward commitment, when issued and delayed delivery transactions — The underlying fund may enter into commitments to purchase or sell securities at a future date. When the underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

The underlying fund may enter into roll transactions, such as a mortgage dollar roll where the underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the underlying fund forgoes principal and interest paid on the mortgage-backed securities. The underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The underlying fund could suffer a loss if the contracting party fails to perform the future transaction and the underlying fund is therefore unable to buy back the mortgage-backed securities it initially sold. The underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

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Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the underlying fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the underlying fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the

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entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the underlying fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the underlying fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the underlying fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

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Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Warrants and rights may be acquired by certain funds in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the

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related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Certain funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

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Inflation linked bonds — The underlying fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill

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and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

4(2) commercial paper — The underlying fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the underlying fund’s board of trustees.

Restricted or illiquid securities — The underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the underlying fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some underlying fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the underlying fund values them. The determination of whether a holding is considered liquid or illiquid is made by the Series’ adviser under procedures adopted by the Series’ board. The Series’ adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The underlying fund may incur significant additional costs in disposing of illiquid securities. If the underlying fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the underlying fund will seek over time to increase its investments in liquid securities to the extent practicable.

Loan assignments and participations — The underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the

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company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the underlying fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

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Investments in loan participations and assignments present the possibility that the underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The underlying fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Derivatives — In pursuing its investment objective, the underlying fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the underlying fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the underlying fund as a result of the failure of the underlying fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a derivative instrument may result in losses. Further, if the underlying fund’s counterparty were to default on its obligations, the underlying fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the underlying fund’s rights as a creditor and delay or impede the underlying fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the underlying fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the underlying fund’s other investments, the ability of the underlying fund to successfully utilize such derivative instruments may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the underlying fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the underlying fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the underlying fund could be exposed to the risk of loss.

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Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the underlying fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the underlying fund’s derivative positions, the underlying fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the underlying fund.

Because certain derivative instruments may obligate the underlying fund to make one or more potential future payments, which could significantly exceed the value of the underlying fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the underlying fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the underlying fund’s investment in the instrument. When the underlying fund leverages its portfolio, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the underlying fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the underlying fund’s portfolio. Because the underlying fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the underlying fund’s investments in such derivatives may also require the underlying fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The underlying fund may enter into futures contracts to seek to manage the underlying fund’s interest rate sensitivity by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the underlying fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the underlying fund purchases or sells a security, such as a stock or bond, no price is paid or received by the underlying fund upon the purchase or sale of a futures contract. When the underlying fund enters into a futures contract, the underlying fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the underlying fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the underlying fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the underlying fund but is instead a settlement between the underlying fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the underlying fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the underlying fund, the underlying fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in

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losses to the underlying fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the underlying fund.

When the underlying fund invests in futures contracts and deposits margin with an FCM, the underlying fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the underlying fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is more, the underlying fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is less, the underlying fund realizes a loss.

The underlying fund is generally required to segregate liquid assets equivalent to the underlying fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount equal to the contract price the underlying fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the underlying fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the underlying fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the underlying fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the underlying fund may be able to utilize these contracts to a greater extent than if the underlying fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid

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assets will not limit the underlying fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the underlying fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the underlying fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the underlying fund had purchased the reference asset directly. When the underlying fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the underlying fund may be prevented from promptly liquidating unfavorable futures positions and the underlying fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the underlying fund to substantial losses. Additionally, the underlying fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the underlying fund would remain obligated to meet margin requirements until the position is cleared. As a result, the underlying fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the underlying fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the underlying fund by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the underlying fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The underlying fund will generally segregate assets with a daily value at least equal to the excess, if any, of the underlying fund’s accrued obligations

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under the swap agreement over the accrued amount the underlying fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the underlying fund’s investment adviser. To the extent the underlying fund enters into bilaterally negotiated swap transactions, the underlying fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the underlying fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the underlying fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The underlying fund may enter into a CDX transaction as either protection buyer or protection seller. If the underlying fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the underlying fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the underlying fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the underlying fund, coupled with the periodic payments previously received by the underlying fund, may be less than the full notional value that the underlying fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the underlying fund. Furthermore, as a protection seller, the underlying fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the underlying fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the underlying fund might have may be subject to applicable bankruptcy laws, which could delay or limit the underlying fund’s recovery. Thus, if the underlying fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the underlying fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to

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each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the underlying fund invests in a CDX as a protection seller, the underlying fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the underlying fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the underlying fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the underlying fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the underlying fund. In connection with CDX transactions in which the underlying fund acts as protection buyer, the underlying fund will segregate liquid assets with a value at least equal to the underlying fund’s exposure (i.e., any accrued but unpaid net amounts owed by the underlying fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the underlying fund acts as protection seller, the underlying fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit the underlying fund’s exposure to loss. To maintain this required margin, the underlying fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

Repurchase agreements — The underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the underlying fund that is collateralized by the security purchased. Repurchase agreements permit the underlying fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. The underlying fund will only enter into repurchase agreements involving securities of the type in which they could otherwise invest. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

Cash and cash equivalents — The underlying fund may also hold cash or invest in cash equivalents.

The underlying fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the underlying fund may take temporary defensive measures. In taking such measures, the underlying fund may fail to achieve its investment objective.

Investments in registered open-end investment companies and unit investment trusts — The underlying fund may not acquire securities of open-end investment companies or investment unit

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trusts registered under the Investment Company Act of 1940 in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

* * * * * *

Portfolio turnover — Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2016 and 2015:

	Fiscal year	Portfolio turnover rate
Managed Risk Growth Fund	2016 2015	15% 16
Managed Risk International Fund	2016 2015	26 15
Managed Risk Blue Chip Income and Growth Fund	2016 2015	9 20
Managed Risk Growth-Income Fund	2016 2015	14 11
Managed Risk Asset Allocation Fund	2016 2015	3 3

See “Financial Highlights” in the prospectus for each fund’s annual portfolio turnover rates.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to the fund (please also see “Additional information about fundamental policies” below):

1.       Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or
f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2.       The fund may not invest in companies for the purpose of exercising control or management.

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Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including short positions in financial instruments, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market instruments and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. For purposes of calculating compliance with restrictions on industry concentrations, the fund will look through to the securities held by the underlying fund in which it invests. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. The fund does not consider futures contracts to be an industry for these purposes. The fund may, however, invest substantially all of its assets in one or more investment companies managed by Capital Research and Management Company.

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Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Leonard R. Fuller, 1946 Trustee (1999)	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None	· Former partner, public accounting firm · Financial management consulting · Service on advisory and trustee boards for municipal, educational and nonprofit organizations · MBA

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	80	Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014); The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

·   Service with Office of the U.S. Trade Representative and U.S. Department of Justice

·   Corporate board experience

·   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·   Experience as corporate lawyer

·   JD

Laurel B. Mitchell, PhD, 1955 Trustee (2010)	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None

·   Professor at multiple universities

·   Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

·   Experience in corporate management and public accounting

·   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·   PhD, accounting

·   Formerly licensed as CPA

American Funds Insurance Series - Managed Risk Funds - Page 43

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Frank M. Sanchez, 1943 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None	· Senior academic leadership position · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · PhD, education administration and finance
Margaret Spellings, 1957 Trustee (2010)	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

·   Former U.S. Secretary of Education, U.S. Department of Education

·   Former Assistant to the President for Domestic Policy, The White House

·   Former senior advisor to the Governor of Texas

·   Service on advisory and trustee boards for charitable and nonprofit organizations

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 Vice Chairman of the Board (1998)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 President (1998)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Michael J. Downer, 1955 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company*
John H. Smet, 1956 Senior Vice President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Martin Jacobs, 1962 Vice President (2016)	Partner – Capital World Investors, Capital Research and Management Company
Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
Maria T. Manotok, 1974 Vice President (2012)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company*
S. Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*

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Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President – Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.
[2]	Trustees and officers of the Series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[4]	The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.
[5]	All of the trustees and/or officers listed, with the exception of Martin Jacobs, S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2016:

Name	Dollar range[1] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	$50,001 – $100,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	$10,001 – $50,000	N/A5	Over $100,000
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	Over $100,000	N/A5	$50,001 – $100,000
Frank M. Sanchez	None	$1 – $10,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000

Name	Dollar range[1] of fund shares owned[2]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	Over $100,000
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2016, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.
[4]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
[5]	The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

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Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $25,249 to $51,647, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2016:

‘Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$ 96,674	$385,204
James G. Ellis	89,679	388,542
Leonard R. Fuller[2]	101,759	381,704
R. Clark Hooper	113,155	509,204
Merit E. Janow	98,010	417,204
Laurel B. Mitchell[2]	118,407	298,829
Frank M. Sanchez	107,915	270,329
Margaret Spellings[2]	84,150	431,029
[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2016 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.
[2]	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2016 fiscal year for participating trustees is as follows: William H. Baribault ($75,140), Leonard R. Fuller ($221,120), Laurel B. Mitchell ($74,190) and Margaret Spellings ($130,679). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

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Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in the proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

The funds have Class P1 and Class P2 shares. Other funds in the Series have Class 1, Class 1A, Class 2, Class 3 and/or Class 4 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class P1 and P2 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plan adopted in connection with the distribution of Class P1 and P2. Class P1 and Class P2 shareholders have exclusive voting rights with respect to their respective Insurance Administrative Services Plans. Shares of each class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

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Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor, transfer agent and subadviser. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of Leonard R. Fuller, Laurel B. Mitchell and Frank M. Sanchez. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2016 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2016 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of

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qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2016 fiscal year.

The independent board members of the Series have oversight responsibility for the Series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of the Series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the funds’ assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the funds’ investment objectives. Each committee reports to the full board of the Series.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to our proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a

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policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in

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the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on [November 1], 2017. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Managed Risk Growth Fund

Name and address	Ownership	Ownership percentage
Information to come

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Managed Risk International Fund

Name and address	Ownership	Ownership percentage
Information to come

Managed Risk Blue Chip Income and Growth Fund

Name and address	Ownership	Ownership percentage
Information to come

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Managed Risk Growth-Income Fund

Name and address	Ownership	Ownership percentage
Information to come

Managed Risk Asset Allocation Fund

Name and address	Ownership	Ownership percentage
Information to come

As of [November 1], 2017, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

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The investment adviser has designed policies and procedures reasonably designed to ensure that the subadviser complies with the fund’s investment objective, strategies and restrictions and provides oversight and monitoring of the subadviser’s activities and compliance procedures.

Subadviser — Milliman Financial Risk Management LLC is the subadviser to the fund with respect to the managed risk strategy. Milliman Financial Risk Management LLC is a wholly owned subsidiary of Milliman, Inc. and is located at 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Compensation of investment professionals — Portfolio managers and investment analysts of the investment adviser are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying fund in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service as a portfolio manager to the fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio managers of the subadviser are paid competitive salaries by Milliman Financial Risk Management LLC. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

Portfolio manager fund holdings and management of other accounts — Shares of the fund may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of the Series’ most recently completed fiscal year are listed as follows:

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The following tables reflect information as of December 31, 2016:

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Managed Risk Growth Fund
Alan N. Berro	25	$297.7	None		None
James R. Mulally	8	$228.5	1	$0.06	None
Managed Risk International Fund
Alan N. Berro	25	$297.8	None		None
James R. Mulally	8	$228.6	1	$0.06	None
Managed Risk Blue Chip Income and Growth Fund
Alan N. Berro	25	$297.6	None		None
James R. Mulally	8	$228.4	1	$0.06	None
Managed Risk Growth-Income Fund
Alan N. Berro	25	$297.7	None		None
James R. Mulally	8	$228.5	1	$0.06	None
Managed Risk Asset Allocation Fund
Alan N. Berro	25	$294.3	None		None
James R. Mulally	8	$225.1	1	$0.06	None
[1]	Indicates other RIC(s) managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.
[2]	Indicates other PIV(s) managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the PIV(s) and are not the total assets managed by the individual, which is a substantially lower amount. No PIV has an advisory fee that is based on the performance of the PIV.
[3]	Indicates other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the other accounts and are not the total assets managed by the individual, which is a substantially lower amount. Personal brokerage accounts of portfolio managers and their families are not reflected.

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Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Adam Schenck	41	$43.1	3	$.03	0

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until January 31, 2018, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subadvisers approved by the Series’ board and the shareholders of each applicable fund. Any such subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

Until December 31, 2015, as compensation for its services for the fund, the investment adviser received a monthly fee, accrued daily, calculated at the annual rate of .25% of average daily net assets. The investment adviser waived a portion of its investment advisory services fee for each share class of the fund. As a result of this waiver, the fees which were equivalent to an annualized rate of .25% of average daily net assets were reduced to .10% of average daily net assets. For each of the fiscal years ended December 31, 2015 and 2014, investment advisory services fees waived by Capital Research and Management Company totaled .15% of average daily net assets.

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Effective January 1, 2016, the investment adviser reduced the investment advisory services fee for each share class of the fund from an annual rate of .25% of average daily net assets to .15% of average daily net assets. The investment adviser is currently waiving a portion of its investment advisory services fees for each share class of the fund, such that the fees which were equivalent to an annualized rate of .15% of average daily net assets are reduced to .10% of average daily net assets.

For the fiscal years ended December 31, 2016, 2015 and 2014, the investment adviser received management fees from the fund, as follows:

Fund	Fiscal year	Gross management fee	Waiver	Net management fee
Managed Risk Growth Fund	2016	$257,000	$ 86,000	$171,000
	2015	287,000	142,000	145,000
	2014	132,000	26,000	106,000
Managed Risk International Fund	2016	136,000	45,000	91,000
	2015	173,000	86,000	87,000
	2014	81,000	16,000	65,000
Managed Risk Blue Chip Income and Growth Fund	2016	295,000	98,000	197,000
	2015	312,000	149,000	163,000
	2014	132,000	26,000	106,000
Managed Risk Growth-Income Fund	2016	207,000	69,000	139,000
	2015	254,000	124,000	130,000
	2014	116,000	23,000	93,000
Managed Risk Asset Allocation Fund	2016	4,606,000	1,535,000	3,070,000
	2015	5,835,000	2,801,000	3,035,000
	2014	3,883,000	777,000	3,106,000

In addition, the investment adviser has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. For the periods ended December 31, 2016, 2015 and 2014, the total expenses reimbursed by the investment adviser were $656,000, $710,000 and $335,000, respectively.

The investment adviser expects that this waiver and reimbursement will be in effect at least through [November 30], 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the Series’ board.

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The investment adviser has entered into a contract with the subadviser with respect to each fund and compensates the subadviser out of the investment advisory fees it receives from each fund. The subadviser’s total fees for services provided to the Series for the fiscal years ended December 31, 2016, 2015 and 2014 were:

Fund	Fiscal year	Subadviser fee
Managed Risk Growth Fund	2016	$ 171,000
	2015	130,000
	2014	79,000
Managed Risk International Fund	2016	91,000
	2015	78,000
	2014	48,000
Managed Risk Blue Chip Income and Growth Fund	2016	196,000
	2015	144,000
	2014	79,000
Managed Risk Growth-Income Fund	2016	138,000
	2015	116,000
	2014	69,000
Managed Risk Asset Allocation Fund	2016	3,070,000
	2015	2,684,000
	2014	2,330,000

Since the fund pursues its investment objective in part by investing in the underlying fund, you will bear your proportionate share of the fund’s operating expenses and also, indirectly, the operating expenses of the underlying fund.

Sub-Advisory Agreement — The subadviser is appointed by the Series and the investment adviser, and provides services, pursuant to a Sub-Advisory Agreement. The Sub-Advisory Agreement between the investment adviser, the Series and the subadviser will continue in effect until January 31, 2018, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Sub-Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act) or the assignment or termination of the Investment Advisory and Service Agreement. In addition, the Sub-Advisory Agreement provides that the subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

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Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class P1 and P2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25% of the assets of Class P1 shares and up to .50% of the assets of Class P2 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of the fund’s average net assets of Class P2 shares annually to finance any distribution activity which is primarily intended to benefit the Class P2 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. The board of trustees has not authorized any payments on Class P1 assets pursuant to the Plan for Class P1 shares. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2016, the Series incurred distribution expenses of $6,749,000 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $542,000.

Insurance administration fee — The insurance companies for which the fund’s Class P1 and P2 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class P1 and P2 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to the appropriate share class. During the fiscal year ended December 31, 2016, the fund’s Class P1 and P2 shares incurred insurance administration fees of $2,416,000 and $6,752,000, respectively.

Compensation to insurance companies — American Funds Distributors, at its expense, currently makes payments to certain of the insurance companies that may offer one or more of the funds as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors for insurance company sales forces.

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Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying fund. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Specific decisions to purchase or sell futures contracts for the fund are made by the portfolio managers of the subadviser. Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The subadviser and investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the size of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recent fiscal year, the fund did not have investments in securities of any of its regular broker-dealers.

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Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2016, 2015 and 2014 were:

	Fiscal year ended
	2016	2015	2014
Managed Risk Growth Fund	$ 8,000	$12,000	$ 4,000
Managed Risk International Fund	15,000	14,000	3,000
Managed Risk Blue Chip Income and Growth Fund	7,000	14,000	3,000
Managed Risk Growth-Income Fund	5,000	11,000	3,000
Managed Risk Asset Allocation Fund	51,000	84,000	19,000

Brokerage commissions paid on portfolio transactions vary from year to year based primarily on the volume of the fund’s trading activity. The volume of trading activity for Managed Risk Growth Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund decreased during the 2016 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions. The volume of trading activity for Managed Risk International Fund increased during the 2016 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions.

The volume of trading activity for each fund increased during the 2015 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying fund, please see the statement of additional information for the underlying fund.

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Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the fund’s subadviser. Insurance companies may receive a list of the futures contracts and other investments that make up a fund’s managed risk strategy each business day. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds and underlying funds are also provided to the insurance companies and the fund’s subadviser each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their

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affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

As noted in the fund’s prospectus, the principal assets of the fund consists of investments in the underlying fund and exchange traded futures.

Exchange traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The investments in the underlying fund are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying fund are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying fund is priced based on the net asset value of the underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted

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bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges

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and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

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Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by Bank of New York Mellon, One Wall Street, New York, NY 10286, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a transfer agent fee of less than $1,000 for Class P1 shares and less than $1,000 for Class P2 shares for the 2016 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions. The subadviser has adopted a code of ethics which restricts, subject to certain conditions, personnel of the subadviser from investing in certain securities.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series

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or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the fund. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the fund. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

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Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

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C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

·	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
·	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
·	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Funds Insurance Series - Managed Risk Funds - Page 77

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

·	The selective payment default on a specific class or currency of debt;
·	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
·	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
·	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Funds Insurance Series - Managed Risk Funds - Page 78

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a)	Articles of Incorporation – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97); Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02); Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 12/1/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/13/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/12/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 1/6/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 4/15/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/23/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Amendment to Declaration of Trust dated 12/8/14 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/9/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 12/4/15 – previously filed (see P/E Amendment No. 73 filed 4/29/16); and Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/14/16 – previously filed (see P/E Amendment No. 76 filed 12/23/16)

(b)	By-Laws - By-Laws as amended 8/5/09 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(c)	Instruments Defining Rights of Security Holders - none

(d)	Investment Advisory Contracts – Sub-Advisory Agreement with Milliman Financial Risk Management LLC – previously filed (see P/E Amendment No. 58 filed 9/17/12); Investment Advisory and Service Agreement dated 9/17/12, as amended 3/3/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); First Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 3/3/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Investment Advisory and Service Agreement dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Second Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amendment to Investment Advisory and Service Agreement (Managed Risk Funds) dated 1/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Amendment to Investment Advisory and Service Agreement (Portfolio Series Funds) dated 1/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Amended and Restated Investment Advisory and Service Agreement dated 2/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Amended and Restated Investment Advisory and Service Agreement (Managed Risk Funds) dated 2/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Amended and Restated Investment Advisory and Service Agreement dated 5/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16)

(e)	Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed 1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/14 – previously filed (see P/E Amendment No. 73 filed 4/29/16)

(g)	Custodian Agreements – Global Custody Agreement with State Street Bank and Trust Company dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Global Custody Agreement with Bank of New York Mellon dated 11/1/10, as amended 9/14/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Amended Global Custody Agreement with Bank of New York Mellon – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amendment to Global Custody Agreement with The Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); and Amendment to Global Custody Agreement with State Street Bank and Trust Company dated 2/4/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16)

(h)	Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05); P1 and P2 Insurance Administrative Services Plan – previously filed (see P/E Amendment No. 58 filed 9/17/12); Sub-Administration Agreement – previously filed (see P/E Amendment No. 58 filed 9/17/12); Agreement and Plan of Reorganization and Liquidation dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Insurance Administrative Services Plan for Classes P1 and P2 shares dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 4/26/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Exhibit A to the Insurance Administrative Services Plan for Classes P1 and P2 shares dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amended and Restated Insurance Administrative Services Plan for Classes 1A and 4 shares effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); Amended and Restated Shareholder Services Agreement effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); Amended and Restated Administrative Services Agreement effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); and American Funds Insurance Series – Portfolio Series Amended and Restated Administrative Services Agreement effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; P/E Amendment No. 36 filed 1/15/04; P/E Amendment No. 58 filed 9/17/12; P/E Amendment No. 61 filed 12/14/12); P/E Amendment No. 67 filed 4/30/14; P/E Amendment No. 70 filed 4/30/15; and P/E Amendment No. 76 filed 12/23/16)

(j)	Other Opinions – Consents of Independent Registered Public Accounting Firm – to be provided by amendment

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03); Class P1 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class P2 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class 4 Plan of Distribution dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Class 4 Plan of Distribution dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P1 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P2 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); and Amended and Restated Class 2 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class 4 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class P1 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Exhibit A to the Class P2 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Exhibit A to the Amended and Restated Class 2 Plan of Distribution as amended on 5/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Exhibit A to the Class 4 Plan of Distribution as amended on 5/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); and Class 1A Plan of Distribution effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16)

(n)	Rule 18f-3 – Amended and Restated Multiple Class Plan effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated May 2017; and Code of Ethics for the Registrant – to be provided by amendment

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None.

Item 32.	Principal Underwriters

Not applicable.

Item 33.	Location of Accounts and Records

Accounts, books and other records required to be maintained by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071. Certain accounting records are maintained and kept in the offices of the investment adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Records covering portfolio transactions are also maintained and kept by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Certain other books and records required to be maintained by the Registrant’s investment adviser under Section 4.23 under the Commodity Exchange Act and the rules and regulations promulgated thereunder, including records relating to certain portfolio transactions, are maintained and kept in the offices of Bank of New York Mellon, One Wall Street, New York, New York 10286 and/or Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606.

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 28th day of September 2017.

American Funds Insurance Series

By: /s/ Michael J. Downer

Michael J. Downer, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 28, 2017, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Donald D. O'Neal*	Vice Chairman of the Board
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Alexandria, VA, this 17th day of June, 2017.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Donald D. O’Neal, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA , this 10th day of July, 2017.

(City, State)

/s/ Donald D. O’Neal

Donald D. O’Neal, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member